Cash and Cash Equivalents (Excluding Overdrafts) - Summary of Cash and Cash Equivalents for Purpose of Cash Flow Statement (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [line items]
Cash and cash equivalents	£ 437	£ 568
Bank overdrafts	(3)	(43)
Total cash and cash equivalents	£ 434	£ 525	£ 630	£ 1,424